Annual Fund Operating Expenses - AST Multi-Sector Fixed Income Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.01%
= Total Annual Portfolio Operating Expenses	0.72%